INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 177.5	$ 131.6
Deferred tax liabilities	(597.3)	(644.9)
Net deferred tax	(419.8)	(513.3)	$ (546.6)
Deferred tax assets	67.6	161.7
Deferred tax liabilities	(487.4)	(675.0)
Provisions
Deferred tax assets and liabilities [abstract]
Deferred tax assets	87.1	65.6
Net deferred tax	87.1	65.6	39.8
Carryforward of unused tax losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	32.8	21.8
Net deferred tax	32.8	21.8	19.8
Employee benefits
Deferred tax assets and liabilities [abstract]
Deferred tax assets	19.3	2.0
Net deferred tax	19.3	2.0	4.2
Impairment
Deferred tax assets and liabilities [abstract]
Deferred tax assets	3.1	3.0
Net deferred tax	3.1	3.0	3.0
Fair value adjustments
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.0	7.9
Deferred tax liabilities	(0.9)	0.0
Net deferred tax	(0.9)	7.9	5.0
Tax credits
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.6	0.6
Net deferred tax	0.6	0.6	2.5
Unrecognized profit on internal sales of inventory
Deferred tax assets and liabilities [abstract]
Deferred tax assets	14.8	14.0
Net deferred tax	14.8	14.0	11.0
Other temporary differences
Deferred tax assets and liabilities [abstract]
Deferred tax assets	19.8	16.7
Deferred tax liabilities	(33.6)	(35.0)
Net deferred tax	(13.8)	(18.3)	(19.1)
Depreciation differences
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(22.1)	(21.1)
Net deferred tax	(22.1)	(21.1)	(20.9)
Trademarks
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(481.3)	(511.2)
Other intangibles
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(36.2)	(60.8)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(23.2)	(16.8)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(540.7)	(588.8)
Net deferred tax	$ (540.7)	$ (588.8)	$ (591.9)